Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets
Separate account assets	$ 53,447	[1]	$ 44,750	[1]
Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	32,715		32,919
Derivative assets	2,137		2,790
Separate account assets	84,069		71,440
Assets at fair value	118,921		107,149
Liabilities
Total future policy benefits and claims	1,010		(748)
Derivative liabilities	(2,183)		(2,123)
Liabilities at fair value	(1,173)		(2,871)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	1,476		1,195
Derivative assets	0
Separate account assets	80,647		68,185
Assets at fair value	82,123		69,380
Liabilities
Total future policy benefits and claims	0
Derivative liabilities	0
Liabilities at fair value	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	30,106		30,465
Derivative assets	1,794		1,968
Separate account assets	1,339		1,230
Assets at fair value	33,239		33,663
Liabilities
Total future policy benefits and claims	0
Derivative liabilities	(2,178)		(2,118)
Liabilities at fair value	(2,178)		(2,118)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	1,133		1,259
Derivative assets	343		822
Separate account assets	2,083		2,025
Assets at fair value	3,559		4,106
Liabilities
Total future policy benefits and claims	1,010		(748)
Derivative liabilities	(5)		(5)
Liabilities at fair value	1,005		(753)
Living Benefits [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Total future policy benefits and claims	1,094		(657)
Living Benefits [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Liabilities
Total future policy benefits and claims	0
Living Benefits [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Liabilities
Total future policy benefits and claims	0
Living Benefits [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities
Total future policy benefits and claims	1,094		(657)
Indexed Products [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Total future policy benefits and claims	(84)		(91)
Indexed Products [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Liabilities
Total future policy benefits and claims	0
Indexed Products [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Liabilities
Total future policy benefits and claims	0
Indexed Products [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities
Total future policy benefits and claims	(84)		(91)
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	32,249		31,811
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	1,412		1,150
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	29,749		29,464
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	1,088		1,197
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	561		597
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	557		592
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	1		2
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	3		3
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	1,963		2,120
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	63		73
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	1,900		2,047
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	0
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	18,785		18,010
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	1		1
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	18,705		17,890
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	79		119
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	4,594		4,589
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	0
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	3,791		3,817
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	803		772
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	4,003		4,667
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	791		484
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	3,203		4,173
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	9		10
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	1,504		1,337
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	0
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	1,504		1,335
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	0		2
Fixed maturity securities [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	839		491
Fixed maturity securities [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	0
Fixed maturity securities [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	645		200
Fixed maturity securities [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	194		291
Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	466		1,108
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	64		45
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	357		1,001
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	$ 45		$ 62

[1]	Excludes $30.6 billion and $26.7 billion as of December 31, 2013 and 2012, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.